Transactions with related parties - Summary of Compensation Expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 13,621	R$ 15,202
Share-based payments	29,332	32,305
Key management personnel compensation	R$ 42,953	R$ 47,507